Company Description - Additional Information (Details)	Dec. 31, 2013 acre Country License
Company description [Abstract]
Number of exploration and production licenses	9
Number of countries company operates in Africa	4
Area of land held for exploration activities	10,000,000
CAMAC International Limited (CIL) | Chief Executive Officer
Company description [Abstract]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	27.70%